Financial Instruments - Fair Value (Details) - CAD ($) $ in Thousands	Mar. 13, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value
Fair value		$ 65,394	$ 61,015	$ 67,647
Interest rate	8.99%
Fair Value | Convertible Note
Fair Value
Fair value		3,558
Fair Value | Long-term government loan payable
Fair Value
Fair value		$ 4,299
Interest rate		7.00%	9.00%